Summary of Significant Accounting Policies - Schedule of Shares Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Shares Subject to Possible Redemption [Line Item]
Gross proceeds	$ 276,000,000	$ 0
Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Shares Subject to Possible Redemption [Line Item]
Class A ordinary shares subject to possible redemption, December 31, 2024	0
Gross proceeds	276,000,000
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(5,294,763)
Accretion of carrying value to redemption value	15,319,026
Class A ordinary shares subject to possible redemption, December 31, 2025	$ 286,024,263	$ 0